PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net of accumulated depreciation, as of December 31, 2014 and 2015 consisted of the following:

	2014	2015	2015
	RUB	RUB	$
Servers and network equipment	14,530	25,122	344.7
Infrastructure systems	4,449	6,185	84.9
Land and buildings	3,735	4,281	58.7
Office furniture and equipment	1,323	1,493	20.5
Leasehold improvements	686	766	10.5
Other equipment	66	74	1.0
Assets not yet in use	1,480	1,048	14.4

Total	26,269	38,969	534.7
Less: accumulated depreciation	(12,074)	(18,109)	(248.5)

Total property and equipment, net	14,195	20,860	286.2

        Assets not yet in use primarily represent computer equipment, infrastructure systems and other assets under installation, including related prepayments, and comprise the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements in the amount of RUB 46 and RUB 121 ($1.7) are included in assets not yet in use as of December 31, 2014 and 2015, respectively.

        Depreciation expenses related to property and equipment for the years ended December 31, 2013, 2014 and 2015 amounted to RUB 3,132, RUB 3,480 and RUB 6,197 ($85.0), respectively.